Income Taxes - Summary of Standard Rate of Income Tax (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before tax	$ (187,746)	$ (13,849)	$ (34,736)
Tax calculated at tax rate of 17% (2020 and 2019: 17%)	(31,917)	(2,354)	(5,905)
- Different tax rates in other countries	(1,744)	(1,033)	(702)
- Expenses not deductible for tax purposes	8,370	5,021	5,717
- Income not subject to tax	(539)	(699)	(171)
Fair value losses/(gains) on financial instruments	21,105	(2,782)	2,808
- Tax incentives	0	(510)	(17)
Utilisation of previously unrecognised for capital allowances	(1,740)	0	(156)
- Deferred tax assets not recognised	6,087	3,634	2,068
- Withholding tax	70	25	137
- Overprovision of tax in prior financial year	(25)	(743)	0
Tax (income) expense	$ (333)	$ 559	$ 3,779